Operations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Operations and Principal Activities
Net loss			¥ 1,578,403	$ 228,847	¥ 1,298,880	¥ 517,550
Net cash (used in)/provided by operating activities			1,114,954	$ 161,653	440,234	¥ 244,421
Accumulated deficit			7,861,973		6,280,816		$ 1,139,879
Net proceeds upon completion of initial public offering					4,853,293
Net current assets			¥ 5,495,000		¥ 6,436,500
American depository shares
Operations and Principal Activities
Net proceeds upon completion of initial public offering	¥ 15,100
IPO
Operations and Principal Activities
Net proceeds upon completion of initial public offering		¥ 4,838,200